Taxation - Schedule of Significant Components of Deferred Tax Assets and Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Deferred tax assets
Tax loss carry forward	¥ 67,873	$ 10,402	¥ 67,708
Unabsorbed capital allowance	63,297	9,701	50,475
Depreciation and amortization expense	23,887	3,661	18,809
Operating lease	60,878	9,330	63,823
Accrued expenses and others	35,245	5,402	16,865
Less: Valuation allowance	71,229	10,916	73,997
Deferred tax assets	179,951	27,580	143,683
Deferred tax liabilities
Property and equipment	222,489	34,098	173,777
Acquisition of intangible assets	105,805	16,215	89,474
Debt issuance cost	13,243	2,030	15,588
Operating lease	64,358	9,863	63,823
Others	9,698	1,487	8,949
Deferred tax liabilities	415,593	63,693	351,611
Deferred tax assets	18,789	2,880	3,611
Deferred tax liabilities	254,431	38,993	211,539
Net deferred tax liabilities	¥ 235,642	$ 36,113	¥ 207,928